UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

The schedules are not audited.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.5%
812	iShares 1-3 Year Treasury Bond ETF	$67,672	1.0
926	iShares Core S&P 500 ETF	270,799	4.0
8,583	iShares Core U.S. Aggregate Bond ETF	913,318	13.5
8,660	Schwab U.S. TIPS ETF	473,182	7.0
586	Vanguard Global ex-U.S. Real Estate ETF	33,883	0.5
404	Vanguard Real Estate ETF	33,964	0.5

	Total Exchange-Traded Funds
	(Cost $1,770,472)	1,792,818	26.5

MUTUAL FUNDS: 73.6%
	Affiliated Investment Companies: 65.6%
35,736	Voya U.S. High Dividend Low Volatility Fund - Class I	440,624	6.5
34,545	Voya Floating Rate Fund Class P3	339,920	5.0
21,285	Voya Global Bond Fund Class P3	203,487	3.0
145,316	Voya Intermediate Bond Fund Class P3	1,424,092	21.1
7,206	(1) Voya Large Cap Growth Fund Class P3	339,022	5.0
24,612	Voya Large Cap Value Fund Class P3	338,172	5.0
2,376	(1) Voya MidCap Opportunities Fund Class P3	67,899	1.0
11,499	(1) Voya Multi-Manager Emerging Markets Equity Fund Class P3	135,917	2.0
32,381	(1) Voya Multi-Manager International Factors Fund Class P3	336,117	5.0
5,453	(1) Voya Multi-Manager Mid Cap Value Fund Class P3	67,785	1.0
76,847	Voya Short Term Bond Fund Class P3	746,188	11.0
		4,439,223	65.6

	Unaffiliated Investment Companies: 8.0%
21,187	Credit Suisse Commodity Return Strategy Fund - Class I	101,488	1.5
29,045	TIAA-CREF Bond Index Fund - Class I	305,260	4.5
6,796	TIAA-CREF International Equity Index Fund - Class I	134,365	2.0
		541,113	8.0

	Total Mutual Funds
	(Cost $4,958,054)	4,980,336	73.6

	Total Investments in Securities (Cost $6,728,526)	$6,773,154	100.1
	Liabilities in Excess of Other Assets	(4,783)	(0.1)
	Net Assets	$6,768,371	100.0

(1)	Non-income producing security.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,792,818	$–	$–	$1,792,818
Mutual Funds	4,980,336	–	–	4,980,336
Total Investments, at fair value	$6,773,154	$–	$–	$6,773,154

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$287,296	$-	$(287,993)	$697	$-	$37	$-	$-
Voya Floating Rate Fund Class P3	-	352,369	(11,524)	(925)	339,920	4,416	187	-
Voya Global Bond Fund - Class R6	169,831	-	(171,655)	1,824	-	56	-	-
Voya Global Bond Fund Class P3	-	216,049	(6,725)	(5,837)	203,487	2,505	(137)	-
Voya Global Real Estate Fund - Class R6	57,072	-	(63,166)	6,094	-	-	-	-
Voya Global Real Estate Fund - Class P3	-	75,721	(75,721)	-	-	563	(5,067)	-
Voya High Yield Bond Fund - Class R6	114,606	-	(116,392)	1,786	-	45	-	-
Voya High Yield Bond Fund - Class P3	-	138,695	(138,695)	-	-	855	(1,714)	-
Voya Intermediate Bond Fund - Class R6	1,153,797	-	(1,173,647)	19,850	-	262	-	-
Voya Intermediate Bond Fund Class P3	-	1,498,893	(55,573)	(19,228)	1,424,092	11,991	(2,406)	-
Voya Large Cap Value Fund - Class R6	283,618	-	(288,227)	4,609	-	-	-	-
Voya Large Cap Value Fund Class P3	-	377,877	(53,141)	13,436	338,172	1,382	(1,941)	-
Voya Large-Cap Growth Fund - Class R6	286,521	-	(276,037)	(10,484)	-	-	-	-
Voya Large Cap Growth Fund Class P3	-	364,305	(56,707)	31,424	339,022	-	8,807	-
Voya MidCap Opportunities Fund - Class R6	57,965	-	(57,492)	(473)	-	-	-	-
Voya MidCap Opportunities Fund Class P3	-	68,882	(5,520)	4,537	67,899	-	812	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	166,979	-	(171,821)	4,842	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	217,509	(67,679)	(13,913)	135,917	-	(3,206)	-
Voya Multi-Manager International Factors Fund - Class I	281,828	-	(284,510)	2,682	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	363,698	(16,670)	(10,911)	336,117	-	1,068	-
Voya Multi-Manager Mid Cap Value Fund - Class I	57,897	-	(57,219)	(678)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	68,609	(3,473)	2,649	67,785	-	268	-
Voya Short Term Bond Fund - Class R6	574,971	-	(580,438)	5,467	-	83	-	-
Voya Short Term Bond Fund Class P3	-	778,773	(27,833)	(4,752)	746,188	4,628	(558)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	377,590	75,546	(37,916)	25,404	440,624	1,506	2,006	-
	$3,869,971	$4,596,926	$(4,085,774)	$58,100	$4,439,223	$28,329	$(1,881)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $6,759,823.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$109,999
Gross Unrealized Depreciation	(96,668)

Net Unrealized Appreciation	$13,331

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.2%
1,020		iShares 1-3 Year Treasury Bond ETF	$85,007	1.0
2,325		iShares Core S&P 500 ETF	679,923	8.0
7,384		iShares Core U.S. Aggregate Bond ETF	785,731	9.2
7,767		Schwab U.S. TIPS ETF	424,389	5.0
736		Vanguard Global ex-U.S. Real Estate ETF	42,556	0.5
507		Vanguard Real Estate ETF	42,623	0.5

	Total Exchange-Traded Funds
	(Cost $2,005,851)		2,060,229	24.2

MUTUAL FUNDS: 75.8%
		Affiliated Investment Companies: 67.6%
48,364		Voya U.S. High Dividend Low Volatility Fund - Class I	596,331	7.0
43,412		Voya Floating Rate Fund Class P3	427,173	5.0
26,749		Voya Global Bond Fund Class P3	255,719	3.0
163,048		Voya Intermediate Bond Fund Class P3	1,597,873	18.8
10,873	(1)	Voya Large Cap Growth Fund Class P3	511,571	6.0
37,142		Voya Large Cap Value Fund Class P3	510,324	6.0
2,985	(1)	Voya MidCap Opportunities Fund Class P3	85,324	1.0
18,058	(1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	213,451	2.5
20,967	(1)	Voya Multi-Manager International Equity Fund Class P3	253,704	3.0
40,697	(1)	Voya Multi-Manager International Factors Fund Class P3	422,437	5.0
6,853	(1)	Voya Multi-Manager Mid Cap Value Fund Class P3	85,181	1.0
72,436		Voya Short Term Bond Fund Class P3	703,350	8.3
4,653	(1)	Voya Small Company Fund Class P3	85,282	1.0
			5,747,720	67.6

		Unaffiliated Investment Companies: 8.2%
26,603		Credit Suisse Commodity Return Strategy Fund - Class I	127,429	1.5
30,502		TIAA-CREF Bond Index Fund - Class I	320,576	3.7
12,813		TIAA-CREF International Equity Index Fund - Class I	253,306	3.0
			701,311	8.2

	Total Mutual Funds
	(Cost $6,419,576)		6,449,031	75.8

	Total Investments in Securities (Cost $8,425,427)		$8,509,260	100.0
	Assets in Excess of Other Liabilities		1,065	0.0
	Net Assets		$8,510,325	100.0

(1)	Non-income producing security.

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,060,229	$–	$–	$2,060,229
Mutual Funds	6,449,031	–	–	6,449,031
Total Investments, at fair value	$8,509,260	$–	$–	$8,509,260

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$403,296	$-	$(404,559)	$1,263	$-	$52	$-	$-
Voya Floating Rate Fund Class P3	-	528,904	(100,683)	(1,048)	427,173	5,837	(352)	-
Voya Global Bond Fund - Class R6	238,232	-	(241,540)	3,308	-	91	-	-
Voya Global Bond Fund Class P3	-	323,816	(58,896)	(9,201)	255,719	3,305	295	-
Voya Global Real Estate Fund - Class R6	80,287	-	(88,584)	8,297	-	-	-	-
Voya Global Real Estate Fund - Class P3	-	112,957	(112,957)	-	-	755	(6,947)	-
Voya High Yield Bond Fund - Class R6	160,941	-	(164,643)	3,702	-	73	-	-
Voya High Yield Bond Fund - Class P3	-	206,065	(206,065)	-	-	1,162	(3,637)	-
Voya Intermediate Bond Fund - Class R6	1,451,905	-	(1,479,444)	27,539	-	380	-	-
Voya Intermediate Bond Fund Class P3	-	2,013,720	(395,848)	(19,999)	1,597,873	14,116	(10,251)	-
Voya Large Cap Value Fund - Class R6	475,649	-	(485,198)	9,549	-	-	-	-
Voya Large Cap Value Fund Class P3	-	747,718	(256,927)	19,533	510,324	2,223	(4,942)	-
Voya Large-Cap Growth Fund - Class R6	482,552	-	(459,532)	(23,020)	-	-	-	-
Voya Large Cap Growth Fund Class P3	-	712,675	(239,262)	38,158	511,571	-	30,095	-
Voya MidCap Opportunities Fund - Class R6	81,549	-	(81,579)	30	-	-	-	-
Voya MidCap Opportunities Fund Class P3	-	104,109	(24,206)	5,421	85,324	-	793	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	273,773	-	(281,222)	7,449	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	377,375	(143,307)	(20,617)	213,451	-	(6,799)	-
Voya Multi-Manager International Equity Fund - Class I	238,949	-	(242,960)	4,011	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	325,516	(64,148)	(7,664)	253,704	-	(212)	-
Voya Multi-Manager International Factors Fund - Class I	396,032	-	(391,308)	(4,724)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	533,577	(97,561)	(13,579)	422,437	-	8,233	-
Voya Multi-Manager Mid Cap Value Fund - Class I	81,237	-	(80,404)	(833)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	102,933	(20,421)	2,669	85,181	-	1,047	-
Voya Short Term Bond Fund - Class R6	585,026	-	(590,839)	5,813	-	97	-	-
Voya Short Term Bond Fund Class P3	-	873,331	(166,965)	(3,016)	703,350	4,500	(2,760)	-
Voya Small Company Fund - Class R6	83,284	-	(80,364)	(2,920)	-	-	-	-
Voya Small Company Fund Class P3	-	103,759	(23,892)	5,415	85,282	-	1,389	-
Voya U.S. High Dividend Low Volatility Fund - Class I	571,977	159,925	(166,384)	30,813	596,331	2,174	7,417	-
	$5,604,689	$7,226,380	$(7,149,698)	$66,349	$5,747,720	$34,765	$13,369	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $8,482,081.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$171,722
Gross Unrealized Depreciation	(144,543)

Net Unrealized Appreciation	$27,179

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.2%
1,443		iShares 1-3 Year Treasury Bond ETF	$120,260	1.0
3,498		iShares Core S&P 500 ETF	1,022,955	8.5
7,629		iShares Core U.S. Aggregate Bond ETF	811,802	6.7
4,398		Schwab U.S. TIPS ETF	240,307	2.0
1,042		Vanguard Global ex-U.S. Real Estate ETF	60,248	0.5
718		Vanguard Real Estate ETF	60,362	0.5

	Total Exchange-Traded Funds
	(Cost $2,228,844)		2,315,934	19.2

MUTUAL FUNDS: 80.8%
		Affiliated Investment Companies: 70.3%
73,314		Voya U.S. High Dividend Low Volatility Fund - Class I	903,964	7.5
61,421		Voya Floating Rate Fund Class P3	604,384	5.0
37,846		Voya Global Bond Fund Class P3	361,804	3.0
196,856		Voya Intermediate Bond Fund Class P3	1,929,184	15.9
19,215	(1)	Voya Large Cap Growth Fund Class P3	904,044	7.5
65,632		Voya Large Cap Value Fund Class P3	901,785	7.5
7,392	(1)	Voya MidCap Opportunities Fund Class P3	211,265	1.8
40,884	(1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	483,253	4.0
44,499	(1)	Voya Multi-Manager International Equity Fund Class P3	538,439	4.5
63,340	(1)	Voya Multi-Manager International Factors Fund Class P3	657,465	5.5
16,968	(1)	Voya Multi-Manager Mid Cap Value Fund Class P3	210,912	1.8
52,795		Voya Short Term Bond Fund Class P3	512,643	4.3
13,166	(1)	Voya Small Company Fund Class P3	241,327	2.0
			8,460,469	70.3

		Unaffiliated Investment Companies: 10.5%
37,663		Credit Suisse Commodity Return Strategy Fund - Class I	180,406	1.5
34,437		TIAA-CREF Bond Index Fund - Class I	361,930	3.0
24,168		TIAA-CREF International Equity Index Fund - Class I	477,804	4.0
7,417		TIAA-CREF S&P 500 Index Fund - Class I	241,279	2.0
			1,261,419	10.5

	Total Mutual Funds
	(Cost $9,579,564)		9,721,888	80.8

	Total Investments in Securities (Cost $11,808,408)		$12,037,822	100.0
	Assets in Excess of Other Liabilities		2,071	0.0
	Net Assets		$12,039,893	100.0

(1)	Non-income producing security.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,315,934	$–	$–	$2,315,934
Mutual Funds	9,721,888	–	–	9,721,888
Total Investments, at fair value	$12,037,822	$–	$–	$12,037,822

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$531,019	$-	$(532,532)	$1,513	$-	$68	$-	$-
Voya Floating Rate Fund Class P3	-	621,865	(15,994)	(1,487)	604,384	7,734	(25)	-
Voya Global Bond Fund - Class R6	313,992	-	(319,087)	5,095	-	115	-	-
Voya Global Bond Fund Class P3	-	381,964	(7,933)	(12,227)	361,804	4,380	(223)	-
Voya Global Real Estate Fund - Class R6	105,736	-	(116,742)	11,006	-	-	-	-
Voya Global Real Estate Fund - Class P3	-	133,809	(133,809)	-	-	952	(9,060)	-
Voya High Yield Bond Fund - Class R6	211,900	-	(216,738)	4,838	-	93	-	-
Voya High Yield Bond Fund - Class P3	-	240,296	(240,296)	-	-	1,474	(4,636)	-
Voya Intermediate Bond Fund - Class R6	1,616,448	-	(1,645,618)	29,170	-	406	-	-
Voya Intermediate Bond Fund Class P3	-	2,034,365	(75,060)	(30,121)	1,929,184	15,933	(2,090)	-
Voya Large Cap Value Fund - Class R6	791,815	-	(804,838)	13,023	-	-	-	-
Voya Large Cap Value Fund Class P3	-	914,900	(44,821)	31,706	901,785	3,503	(915)	-
Voya Large-Cap Growth Fund - Class R6	809,035	-	(755,255)	(53,780)	-	-	-	-
Voya Large Cap Growth Fund Class P3	-	861,815	(71,242)	113,471	904,044	-	20,793	-
Voya MidCap Opportunities Fund - Class R6	188,015	-	(186,830)	(1,185)	-	-	-	-
Voya MidCap Opportunities Fund Class P3	-	212,666	(15,701)	14,300	211,265	-	2,216	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	515,111	-	(518,552)	3,441	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	626,885	(94,358)	(49,274)	483,253	-	6,673	-
Voya Multi-Manager International Equity Fund - Class I	471,549	-	(472,580)	1,031	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	564,920	(18,565)	(7,916)	538,439	-	383	-
Voya Multi-Manager International Factors Fund - Class I	573,387	-	(562,238)	(11,149)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	681,292	(19,510)	(4,317)	657,465	-	2,682	-
Voya Multi-Manager Mid Cap Value Fund - Class I	187,540	-	(184,835)	(2,705)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	209,992	(8,398)	9,318	210,912	-	518	-
Voya Short Term Bond Fund - Class R6	345,365	-	(348,519)	3,154	-	55	-	-
Voya Short Term Bond Fund Class P3	-	528,913	(13,554)	(2,716)	512,643	2,950	(266)	-
Voya Small Company Fund - Class R6	218,710	-	(211,726)	(6,984)	-	-	-	-
Voya Small Company Fund Class P3	-	243,519	(19,018)	16,826	241,327	-	1,197	-
Voya U.S. High Dividend Low Volatility Fund - Class I	806,117	109,525	(65,007)	53,329	903,964	2,937	3,322	-
	$7,685,739	$8,366,726	$(7,719,356)	$127,360	$8,460,469	$40,600	$20,569	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $11,846,954.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$351,890
Gross Unrealized Depreciation	(161,022)

Net Unrealized Appreciation	$190,868

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.0%
1,304		iShares 1-3 Year Treasury Bond ETF	$108,675	1.0
4,187		iShares Core MSCI Emerging Markets ETF	219,022	2.0
4,648		iShares Core S&P 500 ETF	1,359,262	12.4
5,106		iShares Core U.S. Aggregate Bond ETF	543,329	5.0
1,413		Vanguard Global ex-U.S. Real Estate ETF	81,700	0.8
974		Vanguard Real Estate ETF	81,884	0.8

	Total Exchange-Traded Funds
	(Cost $2,282,636)		2,393,872	22.0

MUTUAL FUNDS: 78.0%
		Affiliated Investment Companies: 65.5%
66,257		Voya U.S. High Dividend Low Volatility Fund - Class I	816,950	7.5
44,406		Voya Floating Rate Fund Class P3	436,958	4.0
166,820		Voya Intermediate Bond Fund Class P3	1,634,838	15.1
17,365	(1)	Voya Large Cap Growth Fund Class P3	817,004	7.5
59,313		Voya Large Cap Value Fund Class P3	814,965	7.5
7,635	(1)	Voya MidCap Opportunities Fund Class P3	218,199	2.0
27,718	(1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	327,631	3.0
58,089	(1)	Voya Multi-Manager International Equity Fund Class P3	702,871	6.5
78,052	(1)	Voya Multi-Manager International Factors Fund Class P3	810,180	7.4
17,525	(1)	Voya Multi-Manager Mid Cap Value Fund Class P3	217,835	2.0
11,225		Voya Short Term Bond Fund Class P3	108,997	1.0
11,898	(1)	Voya Small Company Fund Class P3	218,092	2.0
			7,124,520	65.5

		Unaffiliated Investment Companies: 12.5%
34,035		Credit Suisse Commodity Return Strategy Fund - Class I	163,026	1.5
20,720		TIAA-CREF Bond Index Fund - Class I	217,766	2.0
27,302		TIAA-CREF International Equity Index Fund - Class I	539,770	5.0
13,400		TIAA-CREF S&P 500 Index Fund - Class I	435,901	4.0
			1,356,463	12.5

	Total Mutual Funds
	(Cost $8,285,154)		8,480,983	78.0

	Total Investments in Securities (Cost $10,567,790)		$10,874,855	100.0
	Assets in Excess of Other Liabilities		2,941	0.0
	Net Assets		$10,877,796	100.0

(1)	Non-income producing security.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,393,872	$–	$–	$2,393,872
Mutual Funds	8,480,983	–	–	8,480,983
Total Investments, at fair value	$10,874,855	$–	$–	$10,874,855

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$349,530	$-	$(350,908)	$1,378	$-	$45	$-	$-
Voya Floating Rate Fund - Class P3	-	477,901	(39,705)	(1,238)	436,958	5,594	(196)	-
Voya Global Real Estate Fund - Class R6	130,339	-	(144,042)	13,703	-	-	-	-
Voya Global Real Estate Fund Class P3	-	190,379	(190,379)	-	-	1,330	(11,252)	-
Voya High Yield Bond Fund - Class R6	174,223	-	(177,998)	3,775	-	77	-	-
Voya High Yield Bond Fund - Class P3	-	224,498	(224,498)	-	-	1,332	(3,740)	-
Voya Intermediate Bond Fund - Class R6	1,238,282	-	(1,256,283)	18,001	-	313	-	-
Voya Intermediate Bond Fund Class P3	-	1,959,499	(312,810)	(11,851)	1,634,838	13,576	(8,027)	-
Voya Large Cap Value Fund - Class R6	652,684	-	(654,490)	1,806	-	-	-	-
Voya Large Cap Value Fund Class P3	-	866,658	(89,081)	37,388	814,965	3,264	(832)	-
Voya Large-Cap Growth Fund - Class R6	665,029	-	(614,708)	(50,321)	-	-	-	-
Voya Large Cap Growth Fund Class P3	-	823,613	(97,827)	91,218	817,004	-	29,564	-
Voya MidCap Opportunities Fund - Class R6	176,913	-	(171,994)	(4,919)	-	-	-	-
Voya MidCap Opportunities Fund Class P3	-	229,515	(27,618)	16,302	218,199	-	3,859	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	450,609	-	(457,252)	6,643	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	673,340	(317,408)	(28,301)	327,631	-	(10,448)	-
Voya Multi-Manager International Equity Fund - Class I	560,627	-	(531,532)	(29,095)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	748,696	(56,234)	10,409	702,871	-	8,765	-
Voya Multi-Manager International Factors Fund - Class I	643,393	-	(619,182)	(24,211)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	877,227	(64,514)	(2,533)	810,180	-	9,277	-
Voya Multi-Manager Mid Cap Value Fund - Class I	176,374	-	(170,170)	(6,204)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	226,991	(19,075)	9,919	217,835	-	3,318	-
Voya Real Estate Fund - Class R6	-	-	-	-	-	-	-	-
Voya Small Company Fund - Class R6	180,130	-	(174,188)	(5,942)	-	-	-	-
Voya Small Company Fund Class P3	-	233,725	(29,205)	13,572	218,092	-	1,960	-
Voya Short Term Bond Fund Class P3	-	112,332	(3,444)	109	108,997	417	2	-
Voya U.S. High Dividend Low Volatility Fund - Class I	663,322	211,684	(102,285)	44,229	816,950	2,737	5,228	-
	$6,061,455	$7,856,058	$(6,896,830)	$103,837	$7,124,520	$28,685	$27,478	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $10,609,117.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$364,781
Gross Unrealized Depreciation	(99,043)

Net Unrealized Appreciation	$265,738

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.0%
1,138		iShares 1-3 Year Treasury Bond ETF	$94,841	1.0
3,652		iShares Core MSCI Emerging Markets ETF	191,036	2.0
4,864		iShares Core S&P 500 ETF	1,422,428	15.0
445		iShares Core U.S. Aggregate Bond ETF	47,353	0.5
2,979		iShares Russell 1000 Value Index ETF	378,631	3.9
1,232		Vanguard Global ex-U.S. Real Estate ETF	71,234	0.8
849		Vanguard Real Estate ETF	71,375	0.8

	Total Exchange-Traded Funds
	(Cost $2,158,394)		2,276,898	24.0

MUTUAL FUNDS: 75.9%
		Affiliated Investment Companies: 62.0%
57,699		Voya U.S. High Dividend Low Volatility Fund - Class I	711,431	7.5
38,675		Voya Floating Rate Fund Class P3	380,563	4.0
101,674		Voya Intermediate Bond Fund Class P3	996,408	10.5
17,140	(1)	Voya Large Cap Growth Fund Class P3	806,446	8.5
30,974		Voya Large Cap Value Fund Class P3	425,585	4.5
8,312	(1)	Voya MidCap Opportunities Fund Class P3	237,551	2.5
32,169	(1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	380,233	4.0
58,376	(1)	Voya Multi-Manager International Equity Fund Class P3	706,346	7.5
67,984	(1)	Voya Multi-Manager International Factors Fund Class P3	705,674	7.5
19,079	(1)	Voya Multi-Manager Mid Cap Value Fund Class P3	237,154	2.5
9,777		Voya Short Term Bond Fund Class P3	94,931	1.0
10,363	(1)	Voya Small Company Fund Class P3	189,947	2.0
			5,872,269	62.0

		Unaffiliated Investment Companies: 13.9%
29,681		Credit Suisse Commodity Return Strategy Fund - Class I	142,173	1.5
18,042		TIAA-CREF Bond Index Fund - Class I	189,625	2.0
28,530		TIAA-CREF International Equity Index Fund - Class I	564,036	5.9
13,068		TIAA-CREF S&P 500 Index Fund - Class I	425,107	4.5
			1,320,941	13.9

	Total Mutual Funds
	(Cost $7,073,361)		7,193,210	75.9

	Total Investments in Securities (Cost $9,231,755)		$9,470,108	99.9
	Assets in Excess of Other Liabilities		5,057	0.1
	Net Assets		$9,475,165	100.0

(1)	Non-income producing security.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,276,898	$–	$–	$2,276,898
Mutual Funds	7,193,210	–	–	7,193,210
Total Investments, at fair value	$9,470,108	$–	$–	$9,470,108

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$281,500	$-	$(282,382)	$882	$-	$36	$-	$-
Voya Floating Rate Fund Class P3	-	441,739	(60,733)	(443)	380,563	4,927	(513)	-
Voya Global Real Estate Fund - Class R6	104,924	-	(113,728)	8,804	-	-	-	-
Voya High Yield Bond Fund - Class R6	140,282	-	(143,893)	3,611	-	64	-	-
Voya Intermediate Bond Fund - Class R6	669,974	-	(680,543)	10,569	-	174	-	-
Voya Intermediate Bond Fund Class P3	-	1,166,680	(162,389)	(7,883)	996,408	8,152	(3,675)	-
Voya Large Cap Growth Fund Class P3	-	878,649	(146,911)	74,708	806,446	-	26,499	-
Voya Large Cap Value Fund - Class R6	313,149	-	(312,776)	(373)	-	-	-	-
Voya Large Cap Value Fund Class P3	-	649,921	(239,604)	15,268	425,585	1,780	3,758	-
Voya Large-Cap Growth Fund - Class R6	607,753	-	(572,646)	(35,107)	-	-	-	-
Voya MidCap Opportunities Fund - Class R6	180,293	-	(175,208)	(5,085)	-	-	-	-
Voya MidCap Opportunities Fund Class P3	-	267,615	(47,715)	17,651	237,551	-	2,888	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	412,977	-	(428,538)	15,561	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	767,535	(357,824)	(29,478)	380,233	-	(22,208)	-
Voya Multi-Manager International Equity Fund - Class I	521,126	-	(496,563)	(24,563)	-	-	2	-
Voya Multi-Manager International Equity Fund Class P3	-	802,443	(92,037)	(4,060)	706,346	-	16,849	-
Voya Multi-Manager International Factors Fund - Class I	518,319	-	(502,633)	(15,686)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	814,660	(94,390)	(14,596)	705,674	-	13,166	-
Voya Multi-Manager Mid Cap Value Fund - Class I	177,296	-	(175,904)	(1,392)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	267,823	(38,883)	8,214	237,154	-	231	-
Voya Short Term Bond Fund Class P3	-	100,671	(5,836)	96	94,931	366	-	-
Voya Small Company Fund - Class R6	145,528	-	(140,187)	(5,341)	-	-	-	-
Voya Small Company Fund Class P3	-	216,027	(36,876)	10796	189,947	-	2,237	-
Voya U.S. High Dividend Low Volatility Fund - Class I	534,875	272,503	(131,667)	35,720.00	711,431	2,500	5,217	-
VOYA HIGH YIELD BOND-P3	-	214,435	(214,435)	-	-	1,168	(3,821)	-
VOYA GLOBAL REAL ESTATE-P3	-	172,335	(172,335)	-	-	1,215	(6,735)	-
	$4,607,996	$7,033,036	$(5,826,636)	$57,873	$5,872,269	$20,382	$33,895	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $9,265,738.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$311,146
Gross Unrealized Depreciation	(106,776)

Net Unrealized Appreciation	$204,370

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.0%
885	iShares 1-3 Year Treasury Bond ETF	$73,756	1.0
710	iShares Core MSCI Emerging Markets ETF	37,140	0.5
3,909	iShares Core S&P 500 ETF	1,143,147	15.5
2,607	iShares Russell 1000 Value Index ETF	331,350	4.5
1,624	iShares Russell Mid-Cap Growth ETF	221,855	3.0
958	Vanguard Global ex-U.S. Real Estate ETF	55,392	0.7
660	Vanguard Real Estate ETF	55,486	0.8

	Total Exchange-Traded Funds
	(Cost $1,807,477)	1,918,126	26.0

MUTUAL FUNDS: 73.9%
	Affiliated Investment Companies: 59.9%
45,013	Voya U.S. High Dividend Low Volatility Fund - Class I	555,013	7.5
22,623	Voya Floating Rate Fund Class P3	222,609	3.0
60,439	Voya Intermediate Bond Fund Class P3	592,298	8.0
14,154	(1) Voya Large Cap Growth Fund Class P3	665,954	8.9
24,225	Voya Large Cap Value Fund Class P3	332,857	4.5
37,653	(1) Voya Multi-Manager Emerging Markets Equity Fund Class P3	445,061	6.0
48,564	(1) Voya Multi-Manager International Equity Fund Class P3	587,627	8.0
49,488	(1) Voya Multi-Manager International Factors Fund Class P3	513,687	7.0
17,894	(1) Voya Multi-Manager Mid Cap Value Fund Class P3	222,420	3.0
7,625	Voya Short Term Bond Fund Class P3	74,038	1.0
12,123	(1) Voya Small Company Fund Class P3	222,212	3.0
		4,433,776	59.9

	Unaffiliated Investment Companies: 14.0%
23,082	Credit Suisse Commodity Return Strategy Fund - Class I	110,561	1.5
29,678	TIAA-CREF International Equity Index Fund - Class I	586,724	8.0
10,303	TIAA-CREF S&P 500 Index Fund - Class I	335,164	4.5
		1,032,449	14.0

	Total Mutual Funds
	(Cost $5,412,750)	5,466,225	73.9

	Total Investments in Securities (Cost $7,220,227)	$7,384,351	99.9
	Assets in Excess of Other Liabilities	4,932	0.1
	Net Assets	$7,389,283	100.0

(1)	Non-income producing security.

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,918,126	$–	$–	$1,918,126
Mutual Funds	5,466,225	–	–	5,466,225
Total Investments, at fair value	$7,384,351	$–	$–	$7,384,351

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$143,312	$-	$(143,871)	$559	$-	$18	$-	$-
Voya Floating Rate Fund Class P3	-	259,132	(36,255)	(268)	222,609	2,834	(338)	-
Voya Global Real Estate Fund - Class R6	71,362	-	(76,529)	5,167	-	-	-	-
Voya High Yield Bond Fund - Class R6	95,319	-	(97,238)	1,919	-	43	-	-
Voya Intermediate Bond Fund - Class R6	335,533	-	(339,145)	3,612	-	88	-	-
Voya Intermediate Bond Fund Class P3	-	692,044	(98,731)	(1,015)	592,298	4,716	(3,015)	-
Voya Large Cap Growth Fund Class P3	-	734,726	(122,816)	54,044	665,954	-	18,829	-
Voya Large Cap Value Fund - Class R6	214,454	-	(212,684)	(1,770)	-	-	-	-
Voya Large Cap Value Fund Class P3	-	548,539	(226,594)	10,912	332,857	1,385	4,772	-
Voya Large-Cap Growth Fund - Class R6	437,646	-	(416,895)	(20,751)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	286,637	-	(296,333)	9,696	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	641,279	(160,137)	(36,081)	445,061	-	(10,877)	-
Voya Multi-Manager International Equity Fund - Class I	378,092	-	(363,938)	(14,154)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	675,174	(78,595)	(8,952)	587,627	-	12,560	-
Voya Multi-Manager International Factors Fund - Class I	329,119	-	(322,651)	(6,468)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	598,868	(71,858)	(13,323)	513,687	-	6,959	-
Voya Multi-Manager Mid Cap Value Fund - Class I	143,911	-	(140,533)	(3,378)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	366,489	(147,756)	3,687	222,420	-	5,821	-
Voya Short Term Bond Fund Class P3	-	78,274	(4,310)	74	74,038	286	1	-
Voya Small Company Fund - Class R6	148,100	-	(142,836)	(5,264)	-	-	-	-
Voya Small Company Fund Class P3	-	253,462	(42,303)	11,053	222,212	-	2,679	-
Voya U.S. High Dividend Low Volatility Fund - Class I	363,786	266,913	(102,132)	26,446	555,013	1,935	4,054	-
VOYA HIGH YIELD BOND-P3	-	164,951	(164,951)	-	-	872	(2,187)	-
VOYA GLOBAL REAL ESTATE-P3	-	132,973	(132,973)	-	-	941	(3,695)	-
	$2,947,271	$5,412,824	$(3,942,064)	$15,745	$4,433,776	$13,118	$35,563	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $7,240,274.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$239,527
Gross Unrealized Depreciation	(95,450)

Net Unrealized Appreciation	$144,077

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 28.5%
933	iShares 1-3 Year Treasury Bond ETF	$77,756	1.0
1,497	iShares Core MSCI Emerging Markets ETF	78,308	1.0
4,122	iShares Core S&P 500 ETF	1,205,438	15.4
3,665	iShares Russell 1000 Value Index ETF	465,822	6.0
1,999	iShares Russell Mid-Cap Growth ETF	273,083	3.5
1,010	Vanguard Global ex-U.S. Real Estate ETF	58,398	0.8
696	Vanguard Real Estate ETF	58,513	0.8

	Total Exchange-Traded Funds
	(Cost $2,076,395)	2,217,318	28.5

MUTUAL FUNDS: 71.4%
	Affiliated Investment Companies: 56.9%
47,401	Voya U.S. High Dividend Low Volatility Fund - Class I	584,451	7.5
13,898	Voya Floating Rate Fund Class P3	136,756	1.8
33,812	Voya Intermediate Bond Fund Class P3	331,355	4.3
16,563	(1) Voya Large Cap Growth Fund Class P3	779,299	9.9
22,657	Voya Large Cap Value Fund Class P3	311,300	4.0
46,263	(1) Voya Multi-Manager Emerging Markets Equity Fund Class P3	546,826	7.0
57,540	(1) Voya Multi-Manager International Equity Fund Class P3	696,232	8.9
52,120	(1) Voya Multi-Manager International Factors Fund Class P3	541,001	7.0
21,957	(1) Voya Multi-Manager Mid Cap Value Fund Class P3	272,928	3.5
12,768	(1) Voya Small Company Fund Class P3	234,030	3.0
		4,434,178	56.9

	Unaffiliated Investment Companies: 14.5%
24,342	Credit Suisse Commodity Return Strategy Fund - Class I	116,599	1.5
31,251	TIAA-CREF International Equity Index Fund - Class I	617,842	8.0
11,992	TIAA-CREF S&P 500 Index Fund - Class I	390,108	5.0
		1,124,549	14.5

	Total Mutual Funds
	(Cost $5,474,173)	5,558,727	71.4

	Total Investments in Securities (Cost $7,550,568)	$7,776,045	99.9
	Assets in Excess of Other Liabilities	5,206	0.1
	Net Assets	$7,781,251	100.0

(1)	Non-income producing security.

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,217,318	$–	$–	$2,217,318
Mutual Funds	5,558,727	–	–	5,558,727
Total Investments, at fair value	$7,776,045	$–	$–	$7,776,045

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$82,565	$-	$(82,716)	$151	$-	$11	$-	$-
Voya Floating Rate Fund Class P3	-	154,633	(17,619)	(258)	136,756	1,720	87	-
Voya Global Real Estate Fund - Class R6	70,420	-	(76,926)	6,506	-	-	-	-
Voya Intermediate Bond Fund - Class R6	201,188	-	(205,063)	3,875	-	32	-	-
Voya Intermediate Bond Fund Class P3	-	383,323	(49,240)	(2,728)	331,355	2,708	(1,305)	-
Voya Large Cap Growth Fund Class P3	-	816,524	(108,798)	71,573	779,299	-	29,317	-
Voya Large Cap Value Fund - Class R6	205,605	-	(204,084)	(1,521)	-	-	-	-
Voya Large Cap Value Fund Class P3	-	594,846	(293,641)	10,095	311,300	1,261	4,238	-
Voya Large-Cap Growth Fund - Class R6	480,540	-	(439,348)	(41,192)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	328,074	-	(329,816)	1,742	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	768,347	(177,549)	(43,972)	546,826	-	(1,733)	-
Voya Multi-Manager International Equity Fund - Class I	419,888	-	(393,397)	(26,491)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	765,070	(70,074)	1,236	696,232	-	13,177	-
Voya Multi-Manager International Factors Fund - Class I	324,897	-	(310,966)	(13,931)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	603,824	(55,120)	(7,703)	541,001	-	8,703	-
Voya Multi-Manager Mid Cap Value Fund - Class I	177,011	-	(173,950)	(3,061)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	449,602	(181,203)	4,529	272,928	-	5,869	-
Voya Small Company Fund - Class R6	146,572	-	(141,150)	(5,422)	-	-	-	-
Voya Small Company Fund Class P3	-	259,579	(37,338)	11,789	234,030	-	2,302	-
Voya U.S. High Dividend Low Volatility Fund - Class I	359,210	284,907	(87,731)	28,065	584,451	1,980	3,457	-
VOYA GLOBAL REAL ESTATE-P	-	137,401	(137,401)	-	-	963	(4,973)	-
	$2,795,970	$5,218,056	$(3,573,130)	$(6,718)	$4,434,178	$8,675	$59,139	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $7,563,865.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$279,909
Gross Unrealized Depreciation	(67,729)

Net Unrealized Appreciation	$212,180

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 28.5%
656	iShares 1-3 Year Treasury Bond ETF	$54,671	1.0
1,052	iShares Core MSCI Emerging Markets ETF	55,030	1.0
2,896	iShares Core S&P 500 ETF	846,907	15.4
2,575	iShares Russell 1000 Value Index ETF	327,283	6.0
1,404	iShares Russell Mid-Cap Growth ETF	191,800	3.5
710	Vanguard Global ex-U.S. Real Estate ETF	41,052	0.8
489	Vanguard Real Estate ETF	41,110	0.8

	Total Exchange-Traded Funds
	(Cost $1,471,450)	1,557,853	28.5

MUTUAL FUNDS: 71.4%
	Affiliated Investment Companies: 56.4%
33,322	Voya U.S. High Dividend Low Volatility Fund - Class I	410,859	7.5
22,373	Voya Intermediate Bond Fund Class P3	219,260	4.0
11,643	(1) Voya Large Cap Growth Fund Class P3	547,810	10.0
15,938	Voya Large Cap Value Fund Class P3	218,981	4.0
34,845	(1) Voya Multi-Manager Emerging Markets Equity Fund Class P3	411,866	7.5
44,942	(1) Voya Multi-Manager International Equity Fund Class P3	543,801	9.9
36,638	(1) Voya Multi-Manager International Factors Fund Class P3	380,300	7.0
15,441	(1) Voya Multi-Manager Mid Cap Value Fund Class P3	191,931	3.5
8,975	(1) Voya Small Company Fund Class P3	164,511	3.0
		3,089,319	56.4

	Unaffiliated Investment Companies: 15.0%
17,104	Credit Suisse Commodity Return Strategy Fund - Class I	81,927	1.5
21,969	TIAA-CREF International Equity Index Fund - Class I	434,335	8.0
9,283	TIAA-CREF S&P 500 Index Fund - Class I	301,982	5.5
		818,244	15.0

	Total Mutual Funds
	(Cost $3,869,846)	3,907,563	71.4

	Total Investments in Securities (Cost $5,341,296)	$5,465,416	99.9
	Assets in Excess of Other Liabilities	4,483	0.1
	Net Assets	$5,469,899	100.0

(1)	Non-income producing security.

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,557,853	$–	$–	$1,557,853
Mutual Funds	3,907,563	–	–	3,907,563
Total Investments, at fair value	$5,465,416	$–	$–	$5,465,416

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund - Class R6	$56,455	$-	$(61,452)	$4,997	$-	$-	$-	$-
Voya Global Real Estate Fund Class P3	-	105,358	(105,358)	-	-	697	(3,819)	-
Voya Intermediate Bond Fund - Class R6	151,902	-	(154,763)	2,861	-	40	-	-
Voya Intermediate Bond Fund Class P3	-	280,707	(60,052)	(1,395)	219,260	1,844	(1,671)	-
Voya Large Cap Growth Fund Class P3	-	626,995	(124,264)	45,079	547,810	-	30,191	-
Voya Large Cap Value Fund - Class R6	150,448	-	(149,318)	(1,130)	-	-	-	-
Voya Large Cap Value Fund Class P3	-	464,238	(252,359)	7,102	218,981	914	3,440	-
Voya Large-Cap Growth Fund - Class R6	384,765	-	(352,990)	(31,775)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	284,062	-	(288,335)	4,273	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	623,374	(179,672)	(31,836)	411,866	-	(6,504)	-
Voya Multi-Manager International Equity Fund - Class I	373,679	-	(355,068)	(18,611)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	654,935	(102,169)	(8,965)	543,801	-	17,989	-
Voya Multi-Manager International Factors Fund - Class I	260,350	-	(252,306)	(8,044)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	465,124	(74,620)	(10,204)	380,300	-	8,832	-
Voya Multi-Manager Mid Cap Value Fund - Class I	133,330	-	(131,432)	(1,898)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	345,886	(157,264)	3,309	191,931	-	4,196	-
Voya Small Company Fund - Class R6	117,285	-	(113,093)	(4,192)	-	-	-	-
Voya Small Company Fund Class P3	-	199,183	(42,564)	7,892	164,511	-	2,702	-
Voya U.S. High Dividend Low Volatility Fund - Class I	287,589	206,989	(102,533)	18,814	410,859	1,435	4,186	-
	$2,199,865	$3,972,789	$(3,059,612)	$(23,723)	$3,089,319	$4,930	$59,542	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $5,361,165.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$167,595
Gross Unrealized Depreciation	(63,344)

Net Unrealized Appreciation	$104,251

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 28.5%
495	iShares 1-3 Year Treasury Bond ETF	$41,253	1.0
795	iShares Core MSCI Emerging Markets ETF	41,586	1.0
2,189	iShares Core S&P 500 ETF	640,152	15.4
1,946	iShares Russell 1000 Value Index ETF	247,337	6.0
1,061	iShares Russell Mid-Cap Growth ETF	144,943	3.5
537	Vanguard Global ex-U.S. Real Estate ETF	31,049	0.8
370	Vanguard Real Estate ETF	31,106	0.8

	Total Exchange-Traded Funds
	(Cost $1,083,985)	1,177,426	28.5

MUTUAL FUNDS: 71.4%
	Affiliated Investment Companies: 56.4%
25,185	Voya U.S. High Dividend Low Volatility Fund - Class I	310,535	7.5
16,910	Voya Intermediate Bond Fund Class P3	165,719	4.0
8,800	(1) Voya Large Cap Growth Fund Class P3	414,041	10.0
12,048	Voya Large Cap Value Fund Class P3	165,536	4.0
26,337	(1) Voya Multi-Manager Emerging Markets Equity Fund Class P3	311,299	7.5
33,968	(1) Voya Multi-Manager International Equity Fund Class P3	411,009	9.9
27,691	(1) Voya Multi-Manager International Factors Fund Class P3	287,434	7.0
11,672	(1) Voya Multi-Manager Mid Cap Value Fund Class P3	145,088	3.5
6,783	(1) Voya Small Company Fund Class P3	124,339	3.0
		2,335,000	56.4

	Unaffiliated Investment Companies: 15.0%
12,926	Credit Suisse Commodity Return Strategy Fund - Class I	61,913	1.5
16,605	TIAA-CREF International Equity Index Fund - Class I	328,277	8.0
7,019	TIAA-CREF S&P 500 Index Fund - Class I	228,337	5.5
		618,527	15.0

	Total Mutual Funds
	(Cost $2,847,870)	2,953,527	71.4

	Total Investments in Securities (Cost $3,931,855)	$4,130,953	99.9
	Assets in Excess of Other Liabilities	2,774	0.1
	Net Assets	$4,133,727	100.0

(1)	Non-income producing security.

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,177,426	$–	$–	$1,177,426
Mutual Funds	2,953,527	–	–	2,953,527
Total Investments, at fair value	$4,130,953	$–	$–	$4,130,953

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund - Class R6	$47,943	$-	$(52,861)	$4,918	$-	$-	$-	$-
Voya Global Real Estate Fund Class P3	-	70,455	(70,455)	-	-	476	(3,948)	-
Voya Intermediate Bond Fund - Class R6	128,926	-	(131,420)	2,494	-	34	-	-
Voya Intermediate Bond Fund Class P3	-	181,596	(13,375)	(2,502)	165,719	1,349	(169)	-
Voya Large Cap Growth Fund Class P3	-	394,832	(38,982)	58,191	414,041	-	13,305	-
Voya Large Cap Value Fund - Class R6	127,385	-	(125,974)	(1,411)	-	-	-	-
Voya Large Cap Value Fund Class P3	-	231,145	(72,072)	6,463	165,536	624	2,752	-
Voya Large-Cap Growth Fund - Class R6	327,166	-	(290,285)	(36,881)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	236,617	-	(229,638)	(6,979)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	372,491	(36,811)	(24,381)	311,299	-	8,205	-
Voya Multi-Manager International Equity Fund - Class I	317,489	-	(293,201)	(24,288)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	417,400	(21,215)	14,824	411,009	-	3,977	-
Voya Multi-Manager International Factors Fund - Class I	221,156	-	(209,427)	(11,729)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	298,701	(15,044)	3,777	287,434	-	2,264	-
Voya Multi-Manager Mid Cap Value Fund - Class I	117,573	-	(115,486)	(2,087)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	188,669	(49,711)	6,130	145,088	-	588	-
Voya Small Company Fund - Class R6	99,781	-	(96,019)	(3,762)	-	-	-	-
Voya Small Company Fund Class P3	-	130,271	(14,057)	8,125	124,339	-	906	-
Voya U.S. High Dividend Low Volatility Fund - Class I	244,460	79,432	(30,284)	16,927	310,535	980	1,442	-
	$1,868,496	$2,364,992	$(1,906,317)	$7,829	$2,335,000	$3,463	$29,322	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,935,021.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$224,630
Gross Unrealized Depreciation	(28,698)

Net Unrealized Appreciation	$195,932

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 28.4%
280	iShares 1-3 Year Treasury Bond ETF	$23,335	1.0
449	iShares Core MSCI Emerging Markets ETF	23,487	1.0
1,236	iShares Core S&P 500 ETF	361,456	15.4
1,099	iShares Russell 1000 Value Index ETF	139,683	6.0
599	iShares Russell Mid-Cap Growth ETF	81,830	3.5
303	Vanguard Global ex-U.S. Real Estate ETF	17,519	0.7
209	Vanguard Real Estate ETF	17,571	0.8

	Total Exchange-Traded Funds
	(Cost $596,228)	664,881	28.4

MUTUAL FUNDS: 71.6%
	Affiliated Investment Companies: 56.6%
14,271	Voya U.S. High Dividend Low Volatility Fund - Class I	175,965	7.5
9,587	Voya Intermediate Bond Fund Class P3	93,950	4.0
4,985	(1) Voya Large Cap Growth Fund Class P3	234,541	10.0
6,858	Voya Large Cap Value Fund Class P3	94,223	4.0
14,926	(1) Voya Multi-Manager Emerging Markets Equity Fund Class P3	176,420	7.6
19,242	(1) Voya Multi-Manager International Equity Fund Class P3	232,831	10.0
15,687	(1) Voya Multi-Manager International Factors Fund Class P3	162,827	7.0
6,633	(1) Voya Multi-Manager Mid Cap Value Fund Class P3	82,450	3.5
3,843	(1) Voya Small Company Fund Class P3	70,434	3.0
		1,323,641	56.6

	Unaffiliated Investment Companies: 15.0%
7,298	Credit Suisse Commodity Return Strategy Fund - Class I	34,959	1.5
9,409	TIAA-CREF International Equity Index Fund - Class I	186,022	7.9
4,015	TIAA-CREF S&P 500 Index Fund - Class I	130,623	5.6
		351,604	15.0

	Total Mutual Funds
	(Cost $1,585,084)	1,675,245	71.6

	Total Investments in Securities (Cost $2,181,312)	$2,340,126	100.0
	Assets in Excess of Other Liabilities	893	0.0
	Net Assets	$2,341,019	100.0

(1)	Non-income producing security.

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$664,881	$–	$–	$664,881
Mutual Funds	1,675,245	–	–	1,675,245
Total Investments, at fair value	$2,340,126	$–	$–	$2,340,126

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2018 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund - Class R6	$29,834	$-	$(33,238)	$3,404	$-	$-	$-	$-
Voya Global Real Estate Fund Class P3	-	39,452	(39,452)	-	-	268	(2,858)	-
Voya Intermediate Bond Fund - Class R6	80,227	-	(81,689)	1,462	-	49	-	-
Voya Intermediate Bond Fund Class P3	-	100,419	(4,918)	(1,551)	93,950	819	(61)	-
Voya Large Cap Growth Fund Class P3	-	212,702	(17,975)	39,814	234,541	-	6,209	-
Voya Large Cap Value Fund - Class R6	80,294	-	(80,897)	603	-	-	-	-
Voya Large Cap Value Fund Class P3	-	116,192	(25,877)	3,908	94,223	351	(127)	-
Voya Large-Cap Growth Fund - Class R6	203,427	-	(177,822)	(25,605)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	148,361	-	(137,360)	(11,001)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	186,655	(5,790)	(4,445)	176,420	-	2,126	-
Voya Multi-Manager International Equity Fund - Class I	197,483	-	(179,872)	(17,611)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	226,119	(6,806)	13,518	232,831	-	1,208	-
Voya Multi-Manager International Factors Fund - Class I	137,585	-	(128,700)	(8,885)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	162,486	(4,746)	5,087	162,827	-	655	-
Voya Multi-Manager Mid Cap Value Fund - Class I	74,368	-	(73,525)	(843)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	97,940	(18,376)	2,886	82,450	-	532	-
Voya Small Company Fund - Class R6	62,020	-	(59,726)	(2,294)	-	-	-	-
Voya Small Company Fund Class P3	-	71,817	(6,417)	5,034	70,434	-	383	-
Voya U.S. High Dividend Low Volatility Fund - Class I	151,994	26,792	(12,939)	10,118	175,965	552	643	-
	$1,165,593	$1,240,574	$(1,096,125)	$13,599	$1,323,641	$2,039	$8,710	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,183,017.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$163,541
Gross Unrealized Depreciation	(6,432)

Net Unrealized Appreciation	$157,109

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	October 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 26, 2018